Summary of Significant Accounting Policies and Recent Accounting Pronouncements (Table)	12 Months Ended
Dec. 31, 2013
Accounting Policies [Abstract]
Accounts receivable, allowance for doubtful accounts receivable
The changes in the allowance for doubtful accounts during the years ended December 31, 2013, 2012 and 2011 were as follows:

	2013	2012	2011
(Dollars in thousands)
Beginning balance	$33,415	$31,071	$35,007
Additions, net of recoveries	105,629	74,695	68,611
Deductions	(73,440)	(72,351)	(72,547)
Ending balance	$65,604	$33,415	$31,071